PRINCIPAL® INVESTMENT PLUS VARIABLE ANNUITY
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

UPDATING SUMMARY PROSPECTUS
Dated May 1, 2021

Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This Updating Summary Prospectus is only for the use of the current owners of the product.
This Updating Summary Prospectus describes Principal® Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company.
This Updating Summary Prospectus summarizes key features of the Contract. The statutory prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/InvestPlusReport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityinternet@principal.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Security and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
Beginning on May 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for underlying mutual funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by following instructions provided by the Company. You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-852-4450. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your Contract.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-852-4450. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your annuity contract.
The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers.
At the time you purchased the Contract, you had the option of adding a Premium Payment Credit Rider. We have highlighted in grey boxes those portions of this Updating Summary Prospectus pertaining to that rider.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Contract.
Underlying Mutual Funds
The Delaware VIP Limited-Term Diversified Income Series merged into Lincoln VIP Delaware Limited-Term Diversified Income Fund effective on or about April 30, 2021.
The Invesco V.I. Value Opportunities Fund merged into Invesco V.I. American Value Fund – Series I Shares effective on or about April 30, 2021.
The following underlying mutual funds were added to the Contract as available investment options on the dates noted:
•    Lincoln VIP Delaware Limited-Term Diversified Income Fund – Service Class (April 30, 2021);
•    Invesco V.I. American Value Fund – Series I Shares (April 30, 2021); and
•    Principal VCF Blue Chip Account - Class 3 (June 5, 2021).
Effective May 1, 2021, the following underlying mutual fund is not available to customers with an application signature date on or after May 1, 2021: Lincoln VIP Delaware Limited-Term Diversified Income Fund – Service Class.
KEY INFORMATION TABLE

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	LOCATION IN EXPANDED PROSPECTUS
Charges for Early Withdrawals		7. CHARGES – Deferred Sales Load (“Surrender Charge”)
For Contracts without the Premium Payment Credit Rider	If you withdraw money from your Contract within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
For Contracts with the Premium Payment Credit Rider	If you withdraw money from your Contract within 9 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two contract years, declining down to 0% over the 9-year time period. For example, if you make an early withdrawal within the first two contract years, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.	7. CHARGES – Transaction Fees

Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN EXPANDED PROSPECTUS
	1. Base contract[1]	1.40%	1.40%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.24%	1.98%	APPENDIX A in this Updating Summary Prospectus - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional benefits available for an additional charge	0.60% [3]	2.00% [4]	7. CHARGES - Optional Benefit Rider Charges

1    This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
2    As a percentage of the average net underlying mutual fund assets.
3    We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
4    At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life (or Investment Back, as applicable) withdrawal benefit base.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,456.57	HIGHEST ANNUAL COST $3,995.78
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 7 years following your last premium payment (9 years if you have the Premium Payment Credit Rider). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the DCA Plus and Fixed Accounts) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus and Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Investments
•Investment Limitations – If you purchased a Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider at the time you purchased your Contract, the underlying mutual funds available to you as investment options under the Contract will be limited.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

Optional Benefits
The following were optional benefits that may have been available for purchase at the time you purchased your Contract: the Premium Payment Credit Rider; the Principal Income Builder 3 (“PIB 3”) or Principal Income Builder 10 (“PIB 10”), both of which are GMWB riders; Enhanced Death Benefit rider; GMWB 1 rider, GMWB 2-SL Rider or GMWB 2-SL/JL Rider (all three of which were earlier types of GMWB riders) .
Having the Premium Payment Credit Rider extends the surrender charge period for your Contract and the value of the credit may be more than offset by the additional charges for the rider.
Having a GMWB rider: limits your underlying investment options; restricts your ability to terminate the rider until the 5th Contract anniversary; and, if you take excess withdrawals, you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.
10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN EXPANDED PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
11. PURCHASES AND CONTRACT VALUE – Distribution of the Contract
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. Depending on the GMWB Rider you choose with your Contract, you may not be able to invest in certain investment options. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/InvestPlusReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.

The expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.55%	12.46%	10.49%	9.91%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	1.01% (2)	20.79%	9.17%	6.61%
Asset Allocation	PIMCO VIT All Asset Portfolio (1) – Administrative Class Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)	1.28% (2)	8.01%	7.95%	4.65%
Asset Allocation	Principal VCF Diversified Balanced Account (1)(3) – Class 2 Principal Management Corporation	0.49%	12.63%	8.91%	7.79%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(3) – Class 2 Principal Management Corporation	0.57%	12.03%	8.50%
Asset Allocation	Principal VCF Diversified Growth Account (1)(3) – Class 2 Principal Management Corporation	0.51%	13.76%	10.21%	8.99%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(3) – Class 2 Principal Management Corporation	0.60%	13.06%	9.70%
Asset Allocation	Principal VCF Diversified Income Account (1)(3) – Class 2 Principal Management Corporation	0.47%	11.27%	7.52%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Principal LifeTime 2010 Account (1) – Class 1 Principal Global Investors, LLC	0.50%	11.40%	7.46%	6.43%
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (1) – Class 1 Principal Global Investors, LLC	0.53%	12.89%	8.94%	7.76%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (1) – Class 1 Principal Global Investors, LLC	0.58%	14.89%	10.28%	8.69%
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (1) – Class 1 Principal Global Investors, LLC	0.63%	16.11%	11.18%	9.48%
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (1) – Class 1 Principal Global Investors, LLC	0.67%	16.68%	11.68%	9.81%
Asset Allocation	Principal VCF Principal LifeTime Strategic Income Account (1) – Class 1 Principal Global Investors, LLC	0.49%	10.30%	6.51%	5.41%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.75%	11.28%	9.31%	8.28%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.76%	9.60%	7.76%	6.87%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.77%	12.95%	10.89%	9.56%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Flexible Income Portfolio – Class 1 Edge Asset Management, Inc.	0.72%	7.27%	6.68%	5.95%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Strategic Growth Portfolio – Class 1 Edge Asset Management, Inc.	0.82%	15.40%	11.77%	10.41%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	12.31%	10.84%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	8.09%	6.96%
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.85%	6.68%	5.45%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	11.36%	9.94%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	10.24%	8.61%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.79% (2)	-22.72%	-2.71%	-10.25%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB FMG LLC	1.15% (2)	39.08%	15.22%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 2 Shares Capital Research and Management Company	0.84% (2)	23.58%	13.33%	6.54%
Diversified Emerging Markets	Principal VCF International Emerging Markets Account – Class 1 Principal Global Investors, LLC	1.20% (2)	19.23%	11.28%	2.93%
Foreign large Blend	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company	1.04%	15.33%	8.98%	6.56%
Foreign large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.92%	16.16%	8.77%	6.22%
Foreign large Growth	Invesco V.I. International Growth Fund – Series I Shares Invesco Advisers, Inc.	0.92%	14.00%	8.82%	6.72%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Foreign Large Value	MFS® International Intrinsic Value Portfolio (1) – Service Class Massachusetts Financial Services Company	1.15% (2)	20.21%	12.42%	10.87%
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Templeton Institutional, LLC	1.25% (2)	-5.39%	3.69%	5.48%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.98%	14.46%	9.43%	13.09%
Health	T. Rowe Price Health Sciences Portfolio (1) – II (closed to new investors with an application signature date of 6/1/15 and later) T. Rowe Price Associates, Inc.	1.19% (2)	29.27%	13.77%	19.87%
High Yield Bond	PIMCO VIT High Yield Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.79%	5.75%	7.20%	6.04%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.72%	9.55%	4.64%	3.33%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Edge Asset Management, Inc.	0.51%	2.87%	2.76%	2.86%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Capital Management LLC	0.82% (2)	10.25%	4.67%	4.19%
Intermediate-Term Bond	PIMCO VIT Total Return Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.69%	8.65%	4.75%	3.93%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.48%	9.55%	5.29%	4.46%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB FMG LLC	0.93%	20.01%	14.62%	13.52%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.25%	18.08%	14.90%	13.54%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Edge Asset Management, Inc.	0.63%	18.72%	14.89%	13.27%
Large Growth	American Century VP Ultra Fund (1) – Class II American Century Investment Management, Inc.	0.95% (2)	49.55%	22.72%	17.68%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.86%	30.23%	15.90%	13.23%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	43.55%	21.02%	16.96%
Large Growth	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Neuberger Berman LLC	0.92%	19.56%	13.05%	11.62%
Large Growth	Principal VCF Blue Chip Account (1)(4) - Class 3 Principal Global Investors, LLC	1.05% (2)	N/A (5)	N/A (5)	N/A (5)
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 T. Rowe Price Associates, Inc./Brown Advisory, LLC	0.69% (2)	36.20%	20.85%	16.90%
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (1) – II T. Rowe Price Associates, Inc.	1.00% (2)	33.92%	19.22%	17.20%
Large Value	American Funds Insurance Series – Blue Chip Income and Growth Fund (1)(6) – Class 2 Shares Capital Research and Management Company	0.52% (2)	8.68%	10.85%	10.90%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.78%	6.44%	10.41%	9.89%
Large Value	MFS® Value Series (1) – Service Class Massachusetts Financial Services Company (MFS)	0.96% (2)	3.22%	9.86%	10.57%
Large Value	Principal VCF Equity Income Account – Class 1 Edge Asset Management, Inc.	0.48%	6.43%	12.83%	11.63%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Mid-Cap Growth	American Century VP Capital Appreciation Fund – Class I (closed to new investors with an application signature date of 5/18/13 and later) American Century Investment Management, Inc.	0.93% (2)	42.46%	18.12%	13.66%
Mid-Cap Growth	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	17.87%	10.79%	9.22%
Mid-Cap Growth	Neuberger Berman AMT Mid-Cap Growth Portfolio (1) – Class S (closed to new investors with an application signature date of 5/18/13 and later) Neuberger Berman LLC	1.11% (2)	39.71%	17.54%	13.72%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.54%	18.33%	17.00%	15.87%
Mid-Cap Value	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A AllianceBernstein L.P.	0.83%	3.37%	8.35%	8.75%
Mid-Cap Value	American Century VP Mid Cap Value Fund (1) – Class II American Century Investment Management, Inc.	1.00% (2)	1.11%	9.19%	10.27%
Mid-Cap Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.21% (2)	-1.11%	5.13%	6.56%
Mid-Cap Value	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.84% (2)	8.38%	9.98%	9.35%
Mid-Cap Value	Invesco V.I. American Value Fund – Series I Shares Invesco Advisers, Inc.	0.90%	1.12%	7.00%	8.32%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company	0.24%	0.32%	0.97%	0.52%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.62% (2)	14.35%	9.87%
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.83% (2)	2.60%	-1.33%	-1.51%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.73%	4.93%	2.19%	2.89%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.86% (2)	7.39%	2.01%	2.38%
Multisector Bond	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.23% (2)	0.01%	3.70%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Hard Assets Fund (1)(7) – Class S Shares Van Eck Associates Corporation	1.38%	18.83%	5.93%	-3.83%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.83%	-3.42%	7.01%	9.95%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.73% (2)	5.57%	3.99%	2.68%
Short-Term Fixed Income	Lincoln VIP Delaware Limited Term Diversified Income Series (1)(8) – Service Class Lincoln Investment Advisors Corporation	0.83% (2)	4.12%	2.51%	1.83%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.79%	2.89%	1.91%	1.69%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 Edge Asset Management, Inc.	0.47%	3.36%	2.71%	2.34%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81% (2)	8.56%	11.22%	10.62%
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.96%	27.25%	11.82%	10.15%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	22.20%	12.95%	12.40%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Small Growth	AllianceBernstein VPS Small Cap Growth Portfolio – Class A (closed to new investors with an application signature date of 2/1/13 and later) AllianceBernstein L.P.	0.90% (2)	53.98%	24.34%	17.57%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB FMG LLC	1.15% (2)	50.22%	20.81%
Small Growth	MFS® New Discovery Series (1) – Service Class Massachusetts Financial Services Company (MFS)	1.12% (2)	45.58%	22.68%	14.41%
Small Value	Delaware VIP Small Cap Value Series (1) – Service Class Delaware Management Company	1.08%	-2.18%	8.74%	8.38%
Small Value	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB FMG LLC	1.07%	9.51%	10.29%	9.64%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1) – Class 2 Franklin Mutual Advisers, LLC	0.93%	5.19%	10.77%	9.20%
Technology	BNY Mellon IP Technology Growth Portfolio (1) – Service Shares BNY Mellon Investment Adviser, Inc.	1.03%	69.57%	25.58%	17.35%
Utilities	MFS® Utilities Series (1) – Service Class Massachusetts Financial Services Company	1.04%	-1.87%	9.11%	7.44%
World Bond	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4 Franklin Advisers, Inc	0.84% (2)	-5.00%	0.56%	1.46%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
World Large Stock	EQ Advisors Trust 1290 VT Smartbeta Equity Portfolio (1) – Class IB FMG LLC	1.10% (2)	3.39%	9.47%
World Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 2 Shares Capital Research and Management Company	0.99%	29.72%	14.43%	9.43%

(1) This underlying mutual fund pays 12b-1 fees to PSI.
(2) This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(3) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(4) This investment option will be available on June 5, 2021.
(5) This Fund is not showing Average Annual Total Returns because operations commenced on December 9, 2020 and does not have annual returns for the years shown.
(6) Effective June 5, 2021, the American Funds Insurance Series Blue Chip Income and Growth Fund will be known as the American Funds Insurance Series Washington Mutual Investors Fund.
(7) Effective June 5, 2021, the VanEck VIP Global Hard Assets Fund will be known as the VanEck VIP Global Resources Fund
(8) This was formerly known as the Delaware Variable Insurance Products Limited-Term Diversified Income Series.

If you have a GMWB rider in force with your Contract, your investment options may be limited to the following underlying mutual funds:
•Diversified Balanced Managed Volatility Account;
•Diversified Growth Managed Volatility Account;
•Diversified Balanced Account;
•Diversified Growth Account; and
•Diversified Income Account.
Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)
•GMWB Self-Build Model A;
•GMWB Self-Build Model B;
•GMWB Self-Build Model C;
•GMWB Self-Build Model D;
•Principal LifeTime 2010 Account;
•Principal LifeTime 2020 Account;
•Principal LifeTime 2030 Account;*
•Principal LifeTime Strategic Income Account;
•Strategic Asset Management Balanced Portfolio;
•Strategic Asset Management Conservative Balanced Portfolio; or
•Strategic Asset Management Flexible Income Portfolio.
*    Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.
For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus, which can be found online at www.principal.com/InvestPlusReport; (3) the Fixed and DCA Plus Accounts, see 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations; and (4) transfers under your Contract, see 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations.

GMWB Self-Build Models
GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.
Each of the GMWB Self-Build Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes and provides you limited ability to select the Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%
If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. The sum of the percentages that you allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division value.
You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract. We currently do not charge a fee for a transfer. If we start charging a fee in the future, we will not impose such fee on the quarterly Automatic Portfolio Rebalancing.
You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to you if you transfer out of a GMWB Model and wish to transfer back to that model.
In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial professional.

GMWB Select Models
GMWB Select Models are not available for Contracts issued on or after November 21, 2008.
Each of the GMWB Select Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%
If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate Account division value according to the allocation percentages shown in the chart above. In addition, you are directing us to automatically rebalance the Separate Account division value each calendar year to match the allocation percentages of your chosen GMWB Select Model.

The name of the Contract is Principal® Investment Plus Variable Annuity. The SEC registration numbers for the Contract are 333-116220 and 811-02091.